Employee benefit trust	12 Months Ended
Nov. 30, 2013
Employee benefit trust
Employee benefit trust

11.                               Employee benefit trust

The Company operates an employee benefit trust. The trust holds 95 common shares in Xyratex Ltd, included in unissued shares at November 30, 2013. Shares held by this trust will be used to satisfy the exercise by employees of certain share options of the Company.